Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000136668 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136668 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000136668 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000136668 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000136668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136668 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136668 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136668 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136670 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136670 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000136670 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000136670 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000136670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136670 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136670 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136670 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136669 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136669 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000136669 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000136669 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000136669 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136669 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136669 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136669 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143852 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143852 | U.S. Treasury BondsFR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | Federal Home Loan Mortgage Corp.FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000143852 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000143852 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000143852 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143852 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143852 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246124 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000246124 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246124 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246124 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246124 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246124 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246124 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246124 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246124 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246124 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000246124 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000159454 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159454 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159454 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159454 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159454 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159454 | MSCI CHINA A INCLUSION Net Return USD IndexFR_BMQLZ3903
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159454 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159454 | UBS AGFR_BMGB6X902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159454 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159454 | China Construction Bank Corp.FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159454 | China
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000159454 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000159454 | India
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000159454 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000159454 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159454 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159454 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159454 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159454 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029581 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029581 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029581 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029581 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029581 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029581 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029581 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029581 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029581 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029581 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000029581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000029581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029581 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029581 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029581 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029581 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136665 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136665 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136665 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136665 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136665 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136665 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136665 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136665 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136665 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136665 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136665 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000136665 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000136665 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000136665 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136665 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136665 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136665 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136665 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136665 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136665 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136667 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136667 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136667 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136667 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000136667 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000136667 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000136667 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136667 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136667 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136667 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136667 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136667 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136667 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136666 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136666 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136666 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136666 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136666 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136666 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136666 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136666 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136666 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136666 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136666 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000136666 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000136666 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000136666 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136666 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136666 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136666 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136666 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136666 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136666 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029583 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029583 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029583 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029583 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029583 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029583 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029583 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029583 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029583 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029583 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029583 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000029583 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000029583 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029583 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029583 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029583 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029583 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029583 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029583 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029583 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029582 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029582 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029582 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029582 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029582 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029582 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029582 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029582 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029582 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029582 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000029582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000029582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029582 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029582 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029582 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000143850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143850 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143850 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000143850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000143850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000143850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143850 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143850 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143850 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251886 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251886 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251886 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251886 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000251886 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251886 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251886 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251886 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000251886 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251886 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000251886 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000251886 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000251886 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000251886 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000251884 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251884 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000251884 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251884 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251884 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251884 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000251884 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000251884 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251884 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000251884 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251884 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000251885 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000251885 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251885 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251885 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000251885 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000251885 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000251885 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251885 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251885 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251885 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251885 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000251885 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000136662 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136662 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136662 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136662 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136662 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136662 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136662 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136662 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136662 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136662 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136662 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136662 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000136662 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136662 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136664 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136664 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136664 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136664 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136664 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136664 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136664 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136664 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136664 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136664 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136664 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136664 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000136664 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136664 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136663 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136663 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136663 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136663 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136663 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136663 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000136663 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136663 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136663 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136663 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136663 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000136663 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000136663 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136663 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143853 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143853 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143853 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143853 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000143853 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143853 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143853 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000143853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143853 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000143853 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143853 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143853 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155088 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000155088 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155088 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155088 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155088 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155088 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155088 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000155088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000155088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000155088 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000155088 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000155088 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000155088 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155088 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155088 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143780 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143780 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143780 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143780 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143780 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143780 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143780 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143780 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143780 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143780 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000230479 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230479 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000230479 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230479 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230479 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230479 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230479 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230479 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230479 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230479 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000231445 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231445 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231445 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231445 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231445 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231445 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231445 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231445 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231445 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231445 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000143781 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143781 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143781 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143781 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143781 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143781 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143781 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143781 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143781 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143781 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000052878 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000052878 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000052878 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052878 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052878 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052878 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052878 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052878 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052878 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052878 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000143782 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143782 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143782 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143782 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143782 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143782 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143782 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143782 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143782 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143782 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000231964 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231964 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231964 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231964 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231964 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231964 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231964 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231964 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231964 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231964 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000052877 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000052877 | U.S. Treasury BillsFR_912797SF5_0.010000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000052877 | U.S. Treasury BillsFR_912797PD3_0.010000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052877 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052877 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052877 | U.S. Treasury BillsFR_912797SE8_0.010000_2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052877 | U.S. Treasury BillsFR_912797SG3_0.010000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052877 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052877 | U.S. Treasury BillsFR_912797SR9_0.010000_2026-02-17
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052877 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000143785 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143785 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143785 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143785 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143785 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143785 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143785 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143785 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000143785 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000230480 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230480 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230480 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230480 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230480 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230480 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230480 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230480 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000230480 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000231448 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231448 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231448 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231448 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231448 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231448 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231448 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231448 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000231448 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000231447 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231447 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231447 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231447 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231447 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231447 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231447 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231447 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000231447 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143783 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143783 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143783 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143783 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143783 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143783 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143783 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143783 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000143783 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000052879 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052879 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052879 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052879 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052879 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052879 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052879 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052879 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000052879 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143784 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143784 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143784 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143784 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143784 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000143784 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143784 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143784 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000143784 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000231965 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231965 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231965 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231965 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231965 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000231965 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231965 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231965 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000231965 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000052880 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052880 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052880 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052880 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052880 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052880 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052880 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052880 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000052880 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000172254 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172254 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172254 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172254 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172254 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172254 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172254 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172254 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000172254 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143776 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143776 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143776 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143776 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143776 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143776 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143776 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143776 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143776 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143776 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143776 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000143776 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000143776 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143776 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230478 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230478 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230478 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230478 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230478 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230478 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230478 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230478 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230478 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230478 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230478 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000230478 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000230478 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000230478 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231443 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231443 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231443 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231443 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231443 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231443 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231443 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231443 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231443 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231443 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231443 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000231443 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000231443 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000231443 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231444 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231444 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231444 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231444 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231444 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231444 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231444 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231444 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231444 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231444 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231444 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000231444 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000231444 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000231444 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000146109 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146109 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146109 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146109 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146109 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146109 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146109 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146109 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146109 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000146109 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000146109 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000146109 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000146109 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146109 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143775 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143775 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143775 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143775 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143775 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143775 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143775 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143775 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143775 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143775 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143775 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000143775 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000143775 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143775 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000052884 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052884 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052884 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052884 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052884 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052884 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052884 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052884 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052884 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052884 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052884 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000052884 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000052884 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000052884 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000145476 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000145476 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000145476 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000145476 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000145476 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145476 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145476 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145476 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000145476 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145476 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145476 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000145476 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000145476 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000145476 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231963 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231963 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231963 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231963 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231963 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231963 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231963 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231963 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231963 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231963 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231963 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000231963 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000231963 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000231963 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000052883 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052883 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052883 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052883 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052883 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052883 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052883 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052883 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000052883 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052883 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052883 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000052883 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000052883 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000052883 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000069459 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069459 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069459 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069459 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069459 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069459 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069459 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069459 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069459 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069459 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069459 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000069459 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000069459 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000069459 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261738 | FICCBA TRI PARTY REPO AFR_942NHH006_1
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261738 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261738 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261738 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261738 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261738 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000261738 | U.S. Treasury BillsFR_912797RJ8_0.000000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261738 | JP MORGAN SEC LLC TPR AFR_932KXR004_3.810000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261738 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261738 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261738 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000261738 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000261738 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000261738 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158901 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158901 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158901 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158901 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158901 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158901 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158901 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158901 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158901 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158901 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158901 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158901 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158901 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158902 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158902 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158902 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158902 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158902 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158902 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158902 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158902 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158902 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158902 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158902 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158902 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158902 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158903 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158903 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158903 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158903 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158903 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158903 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158903 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158903 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158903 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158903 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158903 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158903 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158903 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158904 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158904 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158904 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158904 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158904 | Vertiv Holdings Co.FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158904 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158904 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158904 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158904 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158904 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158904 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158904 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158904 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158904 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158904 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158904 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158904 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158904 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232295 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000232295 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000232295 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232295 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000232295 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000232295 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232295 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232295 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232295 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232295 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232295 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000232295 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000232295 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000232295 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000232295 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232295 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143868 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143868 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000143868 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143868 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143868 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143868 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143868 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143868 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143868 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143868 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143868 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000143868 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000143868 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143868 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143868 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143868 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143869 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000143869 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000143869 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143869 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143869 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143869 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143869 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143869 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143869 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143869 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143869 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000143869 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000143869 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000143869 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143869 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143869 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232296 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000232296 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000232296 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000232296 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000232296 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232296 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232296 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232296 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232296 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232296 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232296 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000232296 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000232296 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000232296 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000232296 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232296 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143872 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143872 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000143872 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000143872 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000143872 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143872 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143872 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143872 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143872 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143872 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143872 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000143872 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000143872 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000143872 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000143872 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143873 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143873 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000143873 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000143873 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000143873 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143873 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143873 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143873 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143873 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143873 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143873 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000143873 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000143873 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000143873 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000143873 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143873 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232297 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000232297 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000232297 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232297 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000232297 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232297 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232297 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232297 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000232297 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000232297 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000232297 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232297 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000232297 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232297 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143876 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143876 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143876 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143876 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000143876 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143876 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143876 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143876 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143876 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000143876 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000143876 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143876 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000143876 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143876 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143877 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000143877 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143877 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143877 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000143877 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143877 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143877 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143877 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000143877 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000143877 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000143877 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143877 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000143877 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143877 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232298 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232298 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000232298 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000232298 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232298 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232298 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232298 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000232298 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000232298 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000232298 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143880 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143880 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000143880 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143880 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143880 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143880 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143880 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143880 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000143880 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143880 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143881 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000143881 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000143881 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143881 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143881 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143881 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143881 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000143881 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000143881 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143881 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232299 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000232299 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000232299 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000232299 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000232299 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232299 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000232299 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000232299 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000232299 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143884 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143884 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143884 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143884 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143884 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143884 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143884 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000143884 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143884 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143885 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143885 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000143885 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143885 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143885 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143885 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000143885 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000143885 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143885 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232290 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232290 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232290 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000232290 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000232290 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232290 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000232290 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000232290 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000232290 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143828 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143828 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143828 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000143828 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143828 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143828 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000143828 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000143828 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000143828 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143829 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143829 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143829 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000143829 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143829 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143829 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000143829 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000143829 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000143829 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232291 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000232291 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232291 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232291 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232291 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232291 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000232291 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232291 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143832 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143832 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143832 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143832 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143832 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143832 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000143832 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143832 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143833 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143833 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143833 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143833 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143833 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143833 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000143833 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000143833 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232292 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000232292 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000232292 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232292 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232292 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232292 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000232292 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000232292 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143836 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143836 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000143836 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143836 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143836 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143836 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000143836 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000143836 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143837 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143837 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000143837 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000143837 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143837 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143837 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000143837 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000143837 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000232300 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000232300 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000232300 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000232300 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232300 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232300 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000232300 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000232300 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216582 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000216582 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000216582 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000216582 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216582 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216582 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000216582 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000216582 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216583 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000216583 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000216583 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000216583 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216583 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216583 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000216583 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000216583 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253750 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000253750 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253750 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253750 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253750 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253750 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000253750 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253750 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253751 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000253751 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253751 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253751 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253751 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253751 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000253751 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253751 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253749 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000253749 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253749 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253749 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253749 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253749 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000253749 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000253749 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000232293 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000232293 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000232293 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232293 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000232293 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232293 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000232293 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232293 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232293 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232293 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232293 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000232293 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000232293 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232293 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000232293 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000232293 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143856 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000143856 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000143856 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143856 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143856 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143856 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143856 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143856 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143856 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143856 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143856 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000143856 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143856 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143856 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143856 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143856 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143857 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000143857 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000143857 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143857 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143857 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143857 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000143857 | SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143857 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143857 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143857 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143857 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000143857 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143857 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143857 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143857 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143857 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192374 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000192374 | FICCJP TRI PARTY REPO AFR_952JMUII9_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000192374 | FICCUB BI PARTY REPOFR_944DQXII3_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192374 | FICCMS TRI PARTY REPO AFR_944JXD905_3.850000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000192374 | JP MORGAN SEC LLC TPR AFR_930PNJ004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000192374 | U.S. Treasury BillsFR_912797RH2_0.010000_2026-01-08
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192374 | FICCBA TRI PARTY REPO AFR_942NHH006_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.700149_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.807149_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000192374 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000192374 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.60%